Organization (Details) - Schedule of wholly owned consolidated VIEs and cash flow disclosures - VIE [Member] - USD ($) $ in Thousands	10 Months Ended			12 Months Ended
	Oct. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 1,302	$ (4,151)	$ (2,941)
Impairment of doubtful debt	(300)	2,241
MNVO BU management compensation		1,497
Provision on prepaid expenses and other current assets			2,617
Depreciation of property and equipment			269
Amortization of intangible assets			975
Deferred income tax benefits		(29)	1,641
Changes in operating assets and liabilities	(2,557)	(1,321)	(3,972)
Net cash used in operating activities	(1,555)	(1,763)	(1,411)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(37)	(92)	(80)
Purchases of intangible assets	(355)	(706)	(1,011)
Proceeds from disposal of non-controlling interest		5,296
Payments to acquiring non-controlling interest		(1,497)
Net cash used in investing activities	(392)	3,001	(1,091)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings			36
Repayments of short-term bank and other borrowings		(36)
Net cash generated from (used in) financing activities		(36)	36
Effect of foreign exchange rate changes on cash and short-term investment	38	50
Net change in cash and cash equivalents and restricted cash	(1,910)	1,252	(2,466)
Cash and cash equivalents and restricted cash at beginning of year	2,296	1,044	3,510	$ 1,044
Cash and cash equivalents and restricted cash at end of year	$ 386	$ 2,296	$ 1,044	$ 2,296